Accounts Receivable, Net	6 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

As of December 31, 2024 and June 30, 2024, accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Accounts receivable
- third parties	$39,768,793	$34,334,313
- related parties	450,002	2,130,263
Less: allowance for credit losses	-
- third parties	(10,069,192)	(12,160,121)
- related parties	(70,292)	(1,513)
Accounts receivable, net	$30,079,311	$24,302,942

The Company (reversed) a recorded credit loss of ($2,002,299) and $1,386,885 for the six months ended December 31, 2024 and 2023, respectively.